N-2 - USD ($)									1 Months Ended	3 Months Ended								6 Months Ended
	Oct. 26, 2023	Oct. 24, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 24, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2023
Cover [Abstract]
Entity Central Index Key	0001653384
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-274351
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	1
Entity Registrant Name	RUNWAY GROWTH FINANCE CORP.
Entity Address, Address Line One	205 N. Michigan Ave.,
Entity Address, Address Line Two	Suite 4200
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	312
Local Phone Number	281-6270
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	true
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	false
Business Development Company [Flag]	true
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Selling stockholder transaction expenses:
Sales load (as a percentage of offering price)	—	(1)
Offering expenses (as a percentage of offering price)	—	(2)
Dividend reinvestment plan expenses	—	(3)
Total shareholder transaction expenses (as a percentage of offering price):
Annual expenses (as a percentage of net assets attributable to common stock):
Management Fee payable under the Investment Advisory Agreement	2.90	%(4)
Incentive Fee payable under the Investment Advisory Agreement	3.33	%(5)
Interest payments and fees paid on borrowed funds	7.45	%(6)
Other expenses	1.17	%(7)(8)
Total annual expenses	14.85	%(8)
(1)	The sales load (underwriting discount and commission) with respect to the shares of our common stock sold by the selling stockholders, which is a fee paid to the underwriters by the selling stockholders, shall be disclosed in a related prospectus supplement.
(2)	A related prospectus supplement will disclose the estimated amount of offering expenses, the offering price and the estimated amount of offering expenses borne by the selling stockholders as a percentage of the offering price.
(3)	The expenses of the dividend reinvestment plan are included in “other expenses” in the table above. For additional information, see “Dividend Reinvestment Plan.”

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Selling stockholder transaction expenses:
Sales load (as a percentage of offering price)	—	(1)
Offering expenses (as a percentage of offering price)	—	(2)
Dividend reinvestment plan expenses	—	(3)
Total shareholder transaction expenses (as a percentage of offering price):
Annual expenses (as a percentage of net assets attributable to common stock):
Management Fee payable under the Investment Advisory Agreement	2.90	%(4)
Incentive Fee payable under the Investment Advisory Agreement	3.33	%(5)
Interest payments and fees paid on borrowed funds	7.45	%(6)
Other expenses	1.17	%(7)(8)
Total annual expenses	14.85	%(8)
(4)	Assumes the base management fee will be an amount equal to 0.375% (1.50% annualized) of our average daily Gross Assets during the most recently completed calendar quarter. See “Management and Other Agreements.”
(5)

The incentive fee, which provides Runway Growth Capital with a share of the income that Runway Growth Capital generates for us, consists of an Investment Income Fee and a Capital Gains Fee. Under the Income Incentive Fee, we pay Runway Growth Capital each quarter an incentive fee with respect to our Pre-Incentive Fee net investment income. The Income Incentive Fee is calculated and payable quarterly in arrears based on the Pre-Incentive Fee net investment income for the immediately preceding fiscal quarter. Payments based on Pre-Incentive Fee net investment income will be based on the Pre-Incentive Fee net investment income earned for the quarter. Pre-Incentive Fee net investment income, expressed as a rate of return on the value of our net assets (defined as total assets less liabilities) at the end of the immediately preceding fiscal quarter, will be compared to a “hurdle rate” of 2.0% per quarter (8.0% annualized). We will pay Runway Growth Capital an Income Incentive Fee with respect to the our Pre-Incentive Fee net investment income in each calendar quarter as follows: (1) no Income Incentive Fee in any calendar quarter in which our Pre-Incentive Fee net investment income does not exceed the hurdle rate of 2.0%; (2) 80% of our Pre-Incentive Fee net investment income with respect to that portion of such Pre-Incentive Fee net investment income, if any, that exceeds the hurdle rate but is less than 2.667% in any calendar quarter (10.668% annualized) (the portion of our Pre-Incentive Fee net investment income that exceeds the hurdle but is less than 2.667% is referred to as the “catch-up”; the “catch-up” is meant to provide Runway Growth Capital with 20.0% of our Pre-Incentive Fee net investment income as if a hurdle did not apply if our Pre-Incentive Fee net investment income exceeds 2.667% in any calendar quarter (10.668% annualized)); and (3) 20.0% of the amount of our Pre-Incentive Fee net investment income, if any, that exceeds 2.667% in any calendar quarter (10.668% annualized) payable to Runway Growth Capital (once the hurdle is reached and the catch-up is achieved, 20.0% of all Pre-Incentive Fee net investment income thereafter is allocated to Runway Growth Capital). Under the Capital Gains Fee, we will pay Runway Growth Capital, as of the end of each calendar year, 20.0% of our aggregate cumulative realized capital gains, if any, from the date of our election to be regulated as a BDC through the end of that calendar year, computed net of our aggregate cumulative realized capital losses and aggregate cumulative unrealized capital depreciation through the end of such year, less the aggregate amount of any previously paid Capital Gains Fee. See “Management and Other Agreements.”

(6)

Interest payments and fees paid on borrowed funds represents an estimate of our annualized interest expense and fees based on borrowings under the Credit Agreement, the 2027 Senior Notes and the 2026 Senior Notes. We may borrow additional funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. We may also issue additional debt securities or preferred stock, subject to our compliance with applicable requirements under the 1940 Act.

(7)

Includes our overhead and other expenses, such as payments under the Investment Management Agreement for certain expenses incurred by the Adviser and Administration Agreement for certain expenses incurred by the Adminstrator. See “Management and Other Agreements.” We based these expenses on estimated amounts for the current fiscal year.

(8)	Estimated.

Management Fees [Percent]	2.90%
Interest Expenses on Borrowings [Percent]	7.45%
Incentive Fees [Percent]	3.33%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.17%
Total Annual Expenses [Percent]	14.85%
Expense Example [Table Text Block]

Example

The following example demonstrates the projected dollar amount of total cumulative expenses over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed we would have no additional leverage and that our annual operating expenses would remain at the levels set forth in the table above. Transaction expenses are included in the following example.

	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return from realized capital gains	$149	$403	$610	$973

The foregoing table is to assist you in understanding the various costs and expenses that an investor in our common stock will bear directly or indirectly. While the example assumes, as required by the SEC, a 5% annual return, our performance will vary and may result in a return greater or less than 5%. Because the Income Incentive Fee under the Advisory Agreement is unlikely to be significant assuming a 5% annual return, the example assumes that the 5% annual return will be generated entirely through the realization of capital gains on our assets and, as a result, will trigger the payment of the Capital Gains Fee under the Advisory Agreement. The Income Incentive Fee under the Advisory Agreement, which, assuming a 5% annual return, would either not be payable or have an immaterial impact on the expense amounts shown above, is not included in the example. If we achieve sufficient returns on our investments, including through the realization of capital gains, to trigger an Income Incentive Fee of a material amount, our expenses, and returns to our investors, would be higher. In addition, while the example assumes reinvestment of all dividends and distributions at net asset value, if our Board authorizes and we declare a cash dividend, participants in our dividend reinvestment plan who have not otherwise elected to receive cash will receive a number of shares of our common stock, determined by dividing the total dollar amount of the dividend payable to a participant by the market price per share of our common stock at the close of trading on the valuation date for the dividend. See “Dividend Reinvestment Plan” for additional information regarding our dividend reinvestment plan.

This example and the expenses in the table above should not be considered a representation of our future expenses, and actual expenses (including the cost of debt, if any, and other expenses) may be greater or less than those shown.

Expense Example, Year 01	$ 149
Expense Example, Years 1 to 3	403
Expense Example, Years 1 to 5	610
Expense Example, Years 1 to 10	$ 973
Purpose of Fee Table , Note [Text Block]

Selling stockholders will pay any underwriting discounts and commissions and expenses incurred by them for brokerage, accounting, tax or legal services or any other expenses incurred by them in selling their shares of our common stock. We will not bear any expenses associated with any offering by the selling stockholders. The following table is intended to assist you in understanding the costs and expenses associated with the offering. We caution you that some of the percentages indicated in the table below are estimates and may vary. The expenses shown in the table under “Annual expenses” are based on estimated amounts for our current fiscal year. The following table should not be considered a representation of our future expenses. Actual expenses may be greater or less than shown.

Other Transaction Fees, Note [Text Block]
(2)	A related prospectus supplement will disclose the estimated amount of offering expenses, the offering price and the estimated amount of offering expenses borne by the selling stockholders as a percentage of the offering price.

Other Expenses, Note [Text Block]
(3)	The expenses of the dividend reinvestment plan are included in “other expenses” in the table above. For additional information, see “Dividend Reinvestment Plan.”

Management Fee not based on Net Assets, Note [Text Block]
(4)	Assumes the base management fee will be an amount equal to 0.375% (1.50% annualized) of our average daily Gross Assets during the most recently completed calendar quarter. See “Management and Other Agreements.”

Acquired Fund Incentive Allocation, Note [Text Block]
(5)

The incentive fee, which provides Runway Growth Capital with a share of the income that Runway Growth Capital generates for us, consists of an Investment Income Fee and a Capital Gains Fee. Under the Income Incentive Fee, we pay Runway Growth Capital each quarter an incentive fee with respect to our Pre-Incentive Fee net investment income. The Income Incentive Fee is calculated and payable quarterly in arrears based on the Pre-Incentive Fee net investment income for the immediately preceding fiscal quarter. Payments based on Pre-Incentive Fee net investment income will be based on the Pre-Incentive Fee net investment income earned for the quarter. Pre-Incentive Fee net investment income, expressed as a rate of return on the value of our net assets (defined as total assets less liabilities) at the end of the immediately preceding fiscal quarter, will be compared to a “hurdle rate” of 2.0% per quarter (8.0% annualized). We will pay Runway Growth Capital an Income Incentive Fee with respect to the our Pre-Incentive Fee net investment income in each calendar quarter as follows: (1) no Income Incentive Fee in any calendar quarter in which our Pre-Incentive Fee net investment income does not exceed the hurdle rate of 2.0%; (2) 80% of our Pre-Incentive Fee net investment income with respect to that portion of such Pre-Incentive Fee net investment income, if any, that exceeds the hurdle rate but is less than 2.667% in any calendar quarter (10.668% annualized) (the portion of our Pre-Incentive Fee net investment income that exceeds the hurdle but is less than 2.667% is referred to as the “catch-up”; the “catch-up” is meant to provide Runway Growth Capital with 20.0% of our Pre-Incentive Fee net investment income as if a hurdle did not apply if our Pre-Incentive Fee net investment income exceeds 2.667% in any calendar quarter (10.668% annualized)); and (3) 20.0% of the amount of our Pre-Incentive Fee net investment income, if any, that exceeds 2.667% in any calendar quarter (10.668% annualized) payable to Runway Growth Capital (once the hurdle is reached and the catch-up is achieved, 20.0% of all Pre-Incentive Fee net investment income thereafter is allocated to Runway Growth Capital). Under the Capital Gains Fee, we will pay Runway Growth Capital, as of the end of each calendar year, 20.0% of our aggregate cumulative realized capital gains, if any, from the date of our election to be regulated as a BDC through the end of that calendar year, computed net of our aggregate cumulative realized capital losses and aggregate cumulative unrealized capital depreciation through the end of such year, less the aggregate amount of any previously paid Capital Gains Fee. See “Management and Other Agreements.”

Financial Highlights [Abstract]
Senior Securities [Table Text Block]

	Total Amount
	Outstanding		Involuntary
	Exclusive of	Asset	Liquidating	Average
	Treasury	Coverage	Preference	Market Value
Class and Period	Securities(1)	per Unit(2)	per Unit(3)	per Unit(4)
2027 Notes
June 30, 2023 (unaudited)	$152,250	$4,769	—	N/A
December 31, 2022	$152,250	$4,784	—	N/A
December 31, 2021	$—	$—	—	N/A
December 31, 2020	$—	$—	—	N/A
December 31, 2019	$—	$—	—	N/A
December 31, 2018	$—	$—	—	N/A
2026 Notes
June 30, 2023 (unaudited)	$95,000	$7,041	—	N/A
December 31, 2022	$70,000	$9,229	—	N/A
December 31, 2021	$20,000	$31,310	—	N/A
December 31, 2020	$—	$—	—	N/A
December 31, 2019	$—	$—	—	N/A
December 31, 2018	$—	$—	—	N/A
Credit Facility
June 30, 2023 (unaudited)	$310,000	$2,851	—	N/A
December 31, 2022	$337,000	$2,709	—	N/A
December 31, 2021	$61,000	$10,938	—	N/A
December 31, 2020	$99,000	$5,710	—	N/A
December 31, 2019	$61,000	$7,169	—	N/A
December 31, 2018	$—	$—	—	N/A
Credit Facility - CIBC(5)
June 30, 2023 (unaudited)	$—	$—	—	N/A
December 31, 2022	$—	$—	—	N/A
December 31, 2021	$—	$—	—	N/A
December 31, 2020	$—	$—	—	N/A
December 31, 2019	$—	$—	—	N/A
December 31, 2018	$59,500	$3,813	—	N/A
Total
June 30, 2023 (unaudited)	$557,250	$2,030	—	N/A
December 31, 2022	$559,250	$2,030	—	N/A
December 31, 2021	$81,000	$8,484	—	N/A
December 31, 2020	$99,000	$5,710	—	N/A
December 31, 2019	$61,000	$7,169	—	N/A
December 31, 2018	$59,500	$3,813	—	N/A
(1)	Total amount of each class of senior securities outstanding.
(2)	Asset coverage per unit is the ratio of the carrying value of total assets, less all liabilities excluding indebtedness represented by senior securities in this table divided by senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness.
(3)	The amount to which such class of senior security would be entitled upon the Company’s involuntary liquidation in preference to any security junior to it. The “-“ in this column indicates information that the SEC expressly does not require to be disclosed for certain types of senior securities.
(4)	Not applicable because the senior securities are not registered for public trading.
(5)	On June 22, 2018, the Company entered into the credit facility with CIBC. On May 31, 2019, in conjunction with securing and entering into the new Credit Facility, the Company terminated the credit facility with CIBC.

Senior Securities Amount			$ 557,250	$ 559,250	$ 81,000	$ 99,000	$ 61,000	$ 59,500
Senior Securities Coverage per Unit			$ 2,030	$ 2,030	$ 8,484	$ 5,710	$ 7,169	$ 3,813
Senior Securities, Note [Text Block]

SENIOR SECURITIES

Information about our senior securities as of the fiscal years ended December 31, 2022, December 31, 2021, December 31, 2020, December 31, 2019 and December 31, 2018 is located in Part II, Item 15, Note 11 – Borrowings in our most recent annual report on Form 10-K and is incorporated by reference into the registration statement of which this prospectus, any accompanying prospectus supplement and any related free writing prospectus is part. The report of RSM US, LLP, our independent registered public accounting form, on the audited consolidated financial statements as of December 31, 2022, December 31, 2021, December 31, 2020, December 31, 2019 and December 31, 2018 is included in our most recent annual report on Form 10-K and is incorporated by reference into the registration statement of which this prospectus, any accompanying prospectus supplement and any related free writing prospectus is part.

Information about our senior securities is shown in the following table as of June 30, 2023 (unaudited) and December 31, 2022 (in thousands).

	Total Amount
	Outstanding		Involuntary
	Exclusive of	Asset	Liquidating	Average
	Treasury	Coverage	Preference	Market Value
Class and Period	Securities(1)	per Unit(2)	per Unit(3)	per Unit(4)
2027 Notes
June 30, 2023 (unaudited)	$152,250	$4,769	—	N/A
December 31, 2022	$152,250	$4,784	—	N/A
December 31, 2021	$—	$—	—	N/A
December 31, 2020	$—	$—	—	N/A
December 31, 2019	$—	$—	—	N/A
December 31, 2018	$—	$—	—	N/A
2026 Notes
June 30, 2023 (unaudited)	$95,000	$7,041	—	N/A
December 31, 2022	$70,000	$9,229	—	N/A
December 31, 2021	$20,000	$31,310	—	N/A
December 31, 2020	$—	$—	—	N/A
December 31, 2019	$—	$—	—	N/A
December 31, 2018	$—	$—	—	N/A
Credit Facility
June 30, 2023 (unaudited)	$310,000	$2,851	—	N/A
December 31, 2022	$337,000	$2,709	—	N/A
December 31, 2021	$61,000	$10,938	—	N/A
December 31, 2020	$99,000	$5,710	—	N/A
December 31, 2019	$61,000	$7,169	—	N/A
December 31, 2018	$—	$—	—	N/A
Credit Facility - CIBC(5)
June 30, 2023 (unaudited)	$—	$—	—	N/A
December 31, 2022	$—	$—	—	N/A
December 31, 2021	$—	$—	—	N/A
December 31, 2020	$—	$—	—	N/A
December 31, 2019	$—	$—	—	N/A
December 31, 2018	$59,500	$3,813	—	N/A
Total
June 30, 2023 (unaudited)	$557,250	$2,030	—	N/A
December 31, 2022	$559,250	$2,030	—	N/A
December 31, 2021	$81,000	$8,484	—	N/A
December 31, 2020	$99,000	$5,710	—	N/A
December 31, 2019	$61,000	$7,169	—	N/A
December 31, 2018	$59,500	$3,813	—	N/A
(1)	Total amount of each class of senior securities outstanding.
(2)	Asset coverage per unit is the ratio of the carrying value of total assets, less all liabilities excluding indebtedness represented by senior securities in this table divided by senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness.
(3)	The amount to which such class of senior security would be entitled upon the Company’s involuntary liquidation in preference to any security junior to it. The “-“ in this column indicates information that the SEC expressly does not require to be disclosed for certain types of senior securities.
(4)	Not applicable because the senior securities are not registered for public trading.
(5)	On June 22, 2018, the Company entered into the credit facility with CIBC. On May 31, 2019, in conjunction with securing and entering into the new Credit Facility, the Company terminated the credit facility with CIBC.

General Description of Registrant [Abstract]
Share Price [Table Text Block]

Prior to our initial public offering, the shares of our common stock were offered and sold in transactions exempt from registration under the Securities Act. As such there was no public market for shares of our common stock during the year ended December 31, 2020.

The following table sets forth the most recent fiscal quarter’s NAV per share of our common stock, the high and low closing sales prices of our common stock, such sales prices as a percentage of NAV per share and quarterly distribution per share.

				High	Low
				Sale Price	Sale Price
				Premium	Premium
				(Discount)	(Discount)	Cash
	Net Asset	Price Range		to Net Asset	to Net Asset	Dividend
Class and Period	Value(1)	High	Low	Value(2)	Value(2)	Per Share(3)
Year ending December 31, 2023
(through October 24, 2023)	*	$12.64	$11.90	*	*	$0
Third Quarter	*	13.55	12.15	*	*	0.45
Second Quarter	$14.17	12.63	10.60	(10.9)%	(25.2)%	0.45
First Quarter	14.07	13.85	10.89	(1.6)	(22.6)	0.45
Year ending December 31, 2022
Fourth Quarter	14.22	13.52	11.31	(4.9)	(20.5)	0.36
Third Quarter	14.12	13.81	11.24	(2.2)	(20.4)	0.33
Second Quarter	14.14	14.51	10.98	2.6	(22.3)	0.30
First Quarter	14.45	14.77	12.21	2.2	(15.5)	0.27
Year ending December 31, 2021
Fourth Quarter(4)	14.65	13.92	12.04	(5.0)	(17.8)	0.25
*	Not determined at time of filing.
(1)	NAV per share is generally determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices.
(2)	Represents the dividend or distribution declared in the relevant quarter.
(3)	Shares of our common stock began trading on Nasdaq on October 21, 2021 under the trading symbol “RWAY”.

Lowest Price or Bid									$ 11.90	$ 12.15	$ 10.60	$ 10.89	$ 11.31	$ 11.24	$ 10.98	$ 12.21	$ 12.04
Highest Price or Bid									$ 12.64	$ 13.55	$ 12.63	$ 13.85	$ 13.52	$ 13.81	$ 14.51	$ 14.77	$ 13.92
Highest Price or Bid, Premium (Discount) to NAV [Percent]											(10.90%)	(1.60%)	(4.90%)	(2.20%)	2.60%	2.20%	(5.00%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]											(25.20%)	(22.60%)	(20.50%)	(20.40%)	(22.30%)	(15.50%)	(17.80%)
Latest Share Price		$ 12.02
Latest Premium (Discount) to NAV [Percent]		15.20%
Latest NAV			$ 14.17								$ 14.17	$ 14.07	$ 14.22	$ 14.12	$ 14.14	$ 14.45	$ 14.65	$ 14.17
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

The following presents our outstanding classes of securities as of October 24, 2023:

Amount
Outstanding
		Amount Held	Exclusive of
	Amount	by Us or for	Amount Held by Us
Title of Class	Authorized	Our Account	or for Our Account
Common Stock	100,000,000	871,345	40,509,269

Outstanding Security, Title [Text Block]	common stock
Outstanding Security, Authorized [Shares]		100,000,000
Outstanding Security, Held [Shares]		871,345
Outstanding Security, Not Held [Shares]		40,509,269
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	205 N. Michigan Ave.,
Entity Address, Address Line Two	Suite 4200
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
Contact Personnel Name	Thomas B. Raterman
2027 Notes
Financial Highlights [Abstract]
Senior Securities Amount			$ 152,250	$ 152,250
Senior Securities Coverage per Unit			$ 4,769	$ 4,784
2026 Notes
Financial Highlights [Abstract]
Senior Securities Amount			$ 95,000	$ 70,000	$ 20,000
Senior Securities Coverage per Unit			$ 7,041	$ 9,229	$ 31,310
Credit Facility
Financial Highlights [Abstract]
Senior Securities Amount			$ 310,000	$ 337,000	$ 61,000	$ 99,000	$ 61,000
Senior Securities Coverage per Unit			$ 2,851	$ 2,709	$ 10,938	$ 5,710	$ 7,169
Credit Facility - CIBC
Financial Highlights [Abstract]
Senior Securities Amount								$ 59,500
Senior Securities Coverage per Unit								$ 3,813
Common Stock
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Common Stock

All shares of our common stock have equal rights as to earnings, assets, voting, and dividends and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Distributions may be paid to the holders of our common stock if, as and when authorized by our Board and declared by us out of assets legally available therefor. Shares of our common stock have no preemptive, conversion or redemption rights and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract. In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time. Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock will possess exclusive voting power. There is no cumulative voting in the election of directors, which means that holders of a majority of the outstanding shares of common stock can elect all of our directors, and holders of less than a majority of such shares will be unable to elect any director.

Security Title [Text Block]	Common Stock
Security Dividends [Text Block]	Distributions may be paid to the holders of our common stock if, as and when authorized by our Board and declared by us out of assets legally available therefor.
Security Voting Rights [Text Block]	Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock will possess exclusive voting power. There is no cumulative voting in the election of directors, which means that holders of a majority of the outstanding shares of common stock can elect all of our directors, and holders of less than a majority of such shares will be unable to elect any director.
Security Liquidation Rights [Text Block]	In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time.
Security Preemptive and Other Rights [Text Block]	Shares of our common stock have no preemptive, conversion or redemption rights and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract.